Employee benefits - Sensitivity analysis for actuarial assumptions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Actuarial assumption of discount rates | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (18,334)	$ (15,631)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 19,263	$ 16,416
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2,927)	$ (2,370)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,056	$ 2,473
Actuarial assumption of discount rates | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,796)	$ (1,596)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,874	$ 1,663
Actuarial assumption of expected rates of salary increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 181	$ 137
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (179)	$ (132)
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,151	$ 2,572
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,029)	$ (2,474)
Actuarial assumption of expected rates of salary increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 23	$ 23
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (21)	$ (21)
Actuarial assumption of expected rates of pension increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 10,675	$ 8,713
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (9,287)	$ (8,503)
Actuarial assumption of expected rates of pension increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0	$ 0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0	$ 0
Actuarial assumption of expected rates of pension increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 948	$ 834
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (913)	$ (805)
Actuarial assumption of expected rates of inflation | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 12,047	$ 12,348
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (11,798)	$ (11,948)
Actuarial assumption of expected rates of inflation | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,151	$ 5,660
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,029)	$ (5,110)
Actuarial assumption of expected rates of inflation | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 948	$ 834
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (913)	$ (805)
Actuarial assumption of life expectancy after retirement | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 15,309	$ 12,614
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (15,478)	$ (12,801)
Actuarial assumption of life expectancy after retirement | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 664	$ 943
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (710)	$ (1,258)
Actuarial assumption of life expectancy after retirement | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,025	$ 1,702
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,809)	$ (1,530)